Organization and Business Overview - Schedule of IPO, After Deducting the Escrow Fund, Accrued and Paid Commissions and Offering Expenses (Details)	12 Months Ended
Nov. 30, 2024 USD ($)
Schedule of IPO, After Deducting the Escrow Fund, Accrued and Paid Commissions and Offering Expenses [Line Items]
Gross proceeds from the Offering ( 1,875,000 ordinary shares at $4.00 per share )	$ 7,500,000
Total Gross Proceeds	7,500,000
Compensation and Deduction from Gross Proceeds
Underwriting discount (7% of gross proceeds)	525,000
Non-accountable expenses (1% of gross proceeds)	75,000
Reimburse expenses paid on Issuers behalf	30,000
Clearing and other related expenses	35,000
Accountable Expenses ($200,000 maximum of which $15,000 has been paid. Also includes $105,000 to Haneberg Hurlbert PLC)	185,000
Remaining Due Diligence Fee (a total of $75,000, of which $40,000 has been paid)	35,000
Legal Fees - Loeb & Loeb	200,000
NASDAQ, INC. - Professional services fee - $45,000	45,000
Nasdaq Fee $49,652	49,652
Total Deductions	1,179,652
Foreign exchange gain (loss)	(17,303)
Net Proceeds	$ 6,303,045